CONVERTIBLE LOANS (Details Narrative)			12 Months Ended
	Dec. 07, 2020 SGD ($)	Dec. 10, 2019 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Apr. 21, 2023 shares	Apr. 18, 2023 shares	Jan. 26, 2023 shares	Apr. 18, 2022 shares	Dec. 31, 2021 SGD ($)
IfrsStatementLineItems [Line Items]
Loans received	$ 250,000	$ 1,500,000		$ 3,401,237							$ 2,310,757
Borrowings, maturity	two years from the date of disbursement on September 18, 2019 was extended from September 17, 2021 to the conversion date on January 18, 2023.	two years from the first disbursement date on January 6, 2020 was extended further to January 5, 2024.
Borrowings, interest rate	5.00%	5.50%			4.73%	4.73%
Fair value loss			$ 98,754	$ 1,090,480
Shares issued | shares				486,485				2,412,369		478,230
Loans received			(3,499,991)
Converitable Loan [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares							589,509		82,990
Loan 1 [member]
IfrsStatementLineItems [Line Items]
Loans received				$ 2,907,504		$ 2,999,995
Fair value loss			92,491	943,063
Loan 2 [member]
IfrsStatementLineItems [Line Items]
Loans received				493,733							$ 346,316
Fair value loss			6,263	$ 147,417
Loans received			$ (499,996)